CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	$ 8	$ 6
Cash equivalents(1)	184	198
Total cash and cash equivalents	$ 192	$ 204	$ 99	$ 78